Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2023
Balances and Transactions With Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 22 – BALANCES AND TRANSACTIONS WITH RELATED PARTIES

A.	Balances with interested parties

	December 31
	2023	2022

Accounts payable and accruals (included in employees and liabilities in respect thereof)	131	131

Loans from interested parties (see Note 10)	43	50

B.	Benefits to related parties

	For the year ended December 31,
	2023	2022	2021

Payroll and related expenses in respect of employed interested parties (*)	868	443	476

Number of interested parties	4	3	3

(*)	Including $500 in share-based payment in 2023.

C.	Benefits to senior officers

	For the year ended December 31,
	2023	2022	2021

Short-term benefits (*)	3,656	471	425

No. of recipients	3	3	3

(*)	Including $3,216 in share-based payment in 2023 and $1 in 2021.

D.	Profit and loss data (*)

	For the year ended December 31,
	2023	2022	2021

Cost of revenue	233	107	125

Research and development expenses	421	182	216

Selling and marketing expenses	2,796	330	279

General and administrative expenses	1,074	295	281

(*)	Including benefits to interested parties, related parties and officers, included in subsections b and c above.

E.	Employment terms of related parties

(1)	In 2005, SOS entered into an employment agreement with Mr. Nir Klein (as amended on August 29, 2013); under the agreement, Mr. Klein serves as SOS’s CEO on a full-time basis, in consideration for a gross monthly salary of $ 11 (NIS 35 thousand) (CPI-linked), plus social benefits, car maintenance, mobile phone and a laptop, and reimbursement of reasonable expenses expensed as part of doing his job. The agreement is for an unlimited term, and each party is entitled to conclude it by prior notice in writing, two months in advance. It was also set in out in the agreement, that upon conclusion of his employment with SOS for a reason that does not establish cause for termination pursuant to the terms of the agreement, Mr. Klein will be entitled to an advance notice period of 4 additional months. Furthermore, Mr. Klein will also be entitled to an annual bonus subject to meeting targets as defined by SOS’s Board of Directors; in the reporting periods, such targets were not defined, and therefore Mr. Klein was not entitled to a bonus.

With regard to the award of options to Mr. Klein in respect of his service as SOS’s CEO - see Note 17.A. above.

With regard to Mr. Klein’s announcement to the effect that he waives the Company’s debt to him in respect of salary that has not yet been paid to him - see Note 11.B.

(2)	In 2005, SOS entered into an employment agreement with Ms. Gal Nir Klein, the wife of Mr. Nir Klein, who serves as the Company’s CEO. Under the agreement, Ms. Klein serves as SOS’s VP Marketing and Sales Israel on a full-time basis, in consideration for a gross monthly salary of $ 6 (NIS 22 thousand) (CPI-linked), plus social benefits, car maintenance, mobile phone and a laptop, and reimbursement of reasonable expenses expensed as part of doing her job. The agreement is for an unlimited term, and each party is entitled to conclude it by prior notice in writing, two months in advance. It was also set in out in the agreement, that upon conclusion of her employment with SOS for a reason that does not establish cause for termination pursuant to the terms of the agreement, Ms. Klein will be entitled to an advance notice period of 4 additional months. Furthermore, Ms. Klein will also be entitled to an annual bonus subject to meeting targets as defined by SOS’s Board of Directors; in the reporting periods, such targets were not defined, and therefore Ms. Klein was not entitled to a bonus.

With regard to the award of options to Ms. Klein in respect of her service in SOS as stated above - see Note 17.A. above.

(3)	During the reporting periods, Mr. Roey Klein, the son of Mr. Nir Klein, who serve as the Company’s CEO, were employed by SOS in consideration for monthly salaries that are immaterial to the Company.

(4)	In 2014, SOS entered into an employment agreement (as amended from time to time) with Mr. Ilan Akselrod. Under the agreement, Mr. Akselrod serves as SOS’s CFO on a full-time basis, in consideration for a gross monthly salary of $ 6 (NIS 21 thousand) and January 1, 2022, Mr. Akselrod’s salary increased to $ 7 (NIS 26 thousand) in the reporting periods, plus social benefits, mobile phone and a laptop, and reimbursement of reasonable expenses expensed as part of doing his job. The agreement is for an unlimited term, and each party is entitled to conclude it by prior notice, 30 days in advance.

With regard to options awarded to Mr. Akselrod in respect of his service as stated above - see Notes 17.A. and 17.B. above.

(5)	In August 2021, SOS entered into an employment agreement with Mr. Elihai (Elik) Cohen; under the agreement, starting July 1, 2021 Mr. Cohen has been serving as the Company’s VP International Marketing and Sales on a full-time basis, in consideration for a gross monthly salary of $ 8 (NIS 28 thousand); on July 1, 2022 and July 1, 2023, Mr. Cohen’s salary will be increased to $ 9 (NIS 32.5 thousand) and $ 9.5 (NIS 35 thousand), respectively. Mr. Cohen will also be entitled to social benefits, car maintenance, mobile phone, and reimbursement of reasonable expenses expensed as part of doing his job. The agreement is for an unlimited term, and each party is entitled to conclude it by prior notice, 90 days in advance. In addition, Mr. Cohen will be entitled to commissions in respect of sales, based on targets set out in the agreement; in the reporting year, Mr. Cohen was entitled to such a commission at an immaterial amount.

With regard to options awarded to Mr. Cohen in respect of his service as stated above - see Notes 17.A. and 17.B. above.

(6)	In 2006, SOS entered into an employment agreement (as amended from time to time) with Mr. Ronen Hananis. Under the agreement, Mr. Hananis serves as SOS’s VP Development and Operations on a full-time basis, in consideration for a gross monthly salary of $ 8 (NIS 30 thousand), plus social benefits, car maintenance, mobile phone, and reimbursement of reasonable expenses expensed as part of doing his job. The agreement is for an unlimited term, and each party is entitled to conclude it by prior notice, 30 days in advance.

With regard to options awarded to Mr. Hananis in respect of his service as stated above - see Notes 17.A. and 17.B. above.

F.	On the Company’s incorporation date (August 22, 2021) Mr. Ron Klein, Mr. Nir Klein and Mr. Ilan Akselrod were appointed as Chairman of the Company’s Board of Directors, Company’s CEO and Director, and Company’s CFO, respectively.

It should be clarified that until the completion of an IPO by the Company, the employment terms of Mr. Ron Klein, Mr. Nir Klein and Mr. Ilan Akselrod shall remain unchanged by virtue of their employment agreements with Silynx and/or SOS.

G.	With regard to loans provided to the Company by interested parties thereof, and the waiver of some of the aforesaid loans subject to the completion of the IPO - see Note 10.